Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate over remaining duration of contract	8.00%
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (note 6)	$ 178,026	$ 159,870
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	237,922	214,000
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(140,513)	(104,137)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swaption [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(21,663)	(6,406)
Interest rate derivative - assets	2,123	5,623
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(113,961)	(128,782)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets(ii)	14,406	16,453
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(260)	(6,296)
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(308,622)	(291,247)
Carrying Amount Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,581,666)	(1,707,962)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	237,922	214,000
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(140,513)	(104,137)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swaption [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(21,663)	(6,406)
Interest rate derivative - assets	2,123	5,623
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(113,961)	(128,782)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets(ii)	14,366	16,427
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Shipbuilding supervision and crew training services [Member] | BG Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets(ii)	14,400	16,400
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(260)	(6,296)
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(296,412)	(288,333)
Fair Value Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (1,524,727)	$ (1,677,139)